Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional paid-in capital	Treasury Stock (at cost)	Accumulated deficit
Balance at Dec. 31, 2014	$ 4,373	$ 790	$ 158,111	$ (9,885)	$ (144,643)
Balance, shares at Dec. 31, 2014		2,780,707		89,850
Changes:
Net loss for the year	42				42
Balance at Dec. 31, 2015	4,415	$ 790	158,111	$ (9,885)	(144,601)
Balance, shares at Dec. 31, 2015		2,780,707		89,850
Changes:
Net loss for the year	(252)				(252)
Balance at Dec. 31, 2016	4,163	$ 790	158,111	$ (9,885)	(144,853)
Balance, shares at Dec. 31, 2016		2,780,707		89,850
Changes:
Purchase of treasury stock	(2,153)			$ (2,153)
Purchase of treasury stock, shares				1,435,217
Net loss for the year	(190)				(190)
Balance at Dec. 31, 2017	$ 1,820	$ 790	$ 158,111	$ (12,038)	$ (145,043)
Balance, shares at Dec. 31, 2017		2,780,707		1,525,067